Vanguard® U.S. Value Factor ETF
Schedule of Investments (unaudited)
As of August 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (3.9%)
	Newmont Corp. (XNYS)	52,591	6,630
	Celanese Corp.	56,569	2,573
	Eastman Chemical Co.	27,723	2,008
	Commercial Metals Co.	29,683	2,003
	Koppers Holdings Inc.	40,998	1,881
	UFP Industries Inc.	19,568	1,654
	LyondellBasell Industries NV Class A	25,335	1,649
	FMC Corp.	128,908	1,486
	Mativ Holdings Inc.	124,581	1,481
	CF Industries Holdings Inc.	11,283	1,467
	Coeur Mining Inc.	64,354	1,337
	Mosaic Co.	55,299	1,334
	SSR Mining Inc. (XTSE)	33,727	1,268
	International Flavors & Fragrances Inc.	13,703	1,183
	Orion SA	147,085	918
*	Magnera Corp.	67,614	849
	Alcoa Corp.	16,450	822
	Albemarle Corp.	5,380	726
	AdvanSix Inc.	41,512	698
	Sylvamo Corp.	19,184	689
	Ryerson Holding Corp.	27,017	677
	International Paper Co.	17,334	657
	Ferroglobe plc	155,599	639
	Anglogold Ashanti plc (XNYS)	5,180	582
	Minerals Technologies Inc.	8,198	581
	Stepan Co.	8,734	547
*	LSB Industries Inc.	50,130	535
	Worthington Steel Inc.	10,360	357
	Chemours Co.	18,180	283
			37,514
Consumer Discretionary (17.4%)
	General Motors Co.	81,396	7,026
	Walt Disney Co.	49,080	5,279
	Booking Holdings Inc.	24,883	4,954
	BorgWarner Inc. (XNYS)	45,634	2,928
	Gap Inc.	121,007	2,700
	Lear Corp.	21,101	2,637
*	United Airlines Holdings Inc.	24,191	2,612
*	CarMax Inc.	42,058	2,579
*	Alaska Air Group Inc.	62,088	2,566
*	American Airlines Group Inc.	185,740	2,495
*	Aptiv plc	54,834	2,454
*	AutoNation Inc.	12,175	2,450
	VF Corp.	181,933	2,445
	LKQ Corp.	91,275	2,291
*	Uber Technologies Inc.	29,575	2,237
*	Mattel Inc.	148,945	2,227
	Genuine Parts Co.	15,615	2,119
	Ford Motor Co.	150,255	2,095
*	Asbury Automotive Group Inc.	9,760	2,063
	Lithia Motors Inc.	5,476	2,011
	Best Buy Co. Inc.	24,671	1,977
	H&R Block Inc.	37,860	1,956
*	AutoZone Inc.	652	1,950
	Lowe's Cos. Inc.	9,517	1,948
*	Helen of Troy Ltd.	64,079	1,929
	Newell Brands Inc.	303,829	1,899
	Southwest Airlines Co.	47,514	1,831
	Travel & Leisure Co.	26,593	1,829

		Shares	Market Value ($000)
*	Coty Inc. Class A	632,246	1,802
	NIKE Inc. Class B	44,859	1,752
	Caleres Inc.	143,767	1,751
	Bath & Body Works Inc.	90,495	1,742
	Camping World Holdings Inc. Class A	263,559	1,703
*	Capri Holdings Ltd.	123,903	1,642
	Fox Corp. Class B	26,618	1,603
	Upbound Group Inc.	87,594	1,603
	Macy's Inc.	72,583	1,594
	Delta Air Lines Inc.	20,410	1,592
*	Adient plc	83,440	1,583
*	Trade Desk Inc. Class A	113,663	1,559
*	Abercrombie & Fitch Co. Class A	10,753	1,539
	PVH Corp.	20,663	1,532
*	Flutter Entertainment plc	15,190	1,522
	Century Communities Inc.	22,144	1,496
	Nexstar Media Group Inc.	8,149	1,484
*	Dauch Corp.	236,468	1,480
*	Etsy Inc.	18,177	1,478
	Carter's Inc.	45,370	1,470
	American Eagle Outfitters Inc.	87,027	1,447
*	Genesco Inc.	41,842	1,400
	Group 1 Automotive Inc.	5,145	1,387
*	Central Garden & Pet Co. Class A	36,693	1,365
	G-III Apparel Group Ltd.	41,851	1,364
*	Eastman Kodak Co.	151,393	1,360
*	Lululemon Athletica Inc.	11,168	1,343
*	Allegiant Travel Co.	17,482	1,330
*	SkyWest Inc.	13,706	1,297
*	Bloomin' Brands Inc.	125,578	1,293
	Boyd Gaming Corp.	16,657	1,292
	Signet Jewelers Ltd.	15,507	1,276
*	Urban Outfitters Inc.	15,738	1,270
	Phinia Inc.	17,937	1,228
	Target Corp.	7,533	1,212
	Dick's Sporting Goods Inc.	8,811	1,190
	Dollar General Corp.	9,384	1,189
	Royal Caribbean Cruises Ltd.	4,425	1,189
	Meritage Homes Corp.	16,702	1,160
	Haverty Furniture Cos. Inc.	41,344	1,127
	Gray Media Inc.	230,452	1,125
	La-Z-Boy Inc.	34,886	1,104
*	Fox Factory Holding Corp.	53,492	1,093
	Sonic Automotive Inc. Class A	13,680	1,076
	Standard Motor Products Inc.	28,402	1,071
	MillerKnoll Inc.	46,660	1,054
	DR Horton Inc.	7,071	1,022
	HNI Corp.	20,752	1,005
*	Coursera Inc.	153,576	1,001
*	Crocs Inc.	8,050	969
*	Hovnanian Enterprises Inc. Class A	7,738	961
*	McGraw Hill Inc.	71,590	940
*	Penn Entertainment Inc.	54,115	904
*	Goodyear Tire & Rubber Co.	143,941	903
	Playtika Holding Corp.	395,134	897
	John Wiley & Sons Inc. Class A	16,785	879
	Expedia Group Inc.	2,585	820
*	M/I Homes Inc.	5,273	785
*	Cooper-Standard Holdings Inc.	28,363	760
	Omnicom Group Inc.	8,330	729
	KB Home	13,323	710
*	Funko Inc. Class A	104,653	703
	Strategic Education Inc.	7,822	648
	Ethan Allen Interiors Inc.	27,243	644
	Movado Group Inc.	18,569	626
*	EW Scripps Co. Class A	185,609	614
*	Amazon.com Inc.	2,305	599
*	Zumiez Inc.	33,261	595
	Scholastic Corp.	15,360	590
*	Malibu Boats Inc. Class A	21,380	576

		Shares	Market Value ($000)
	Winnebago Industries Inc.	18,438	555
	Wolverine World Wide Inc.	27,090	535
*	Thryv Holdings Inc.	259,928	496
	Carnival Corp. Ltd.	20,520	490
	Sinclair Inc.	33,548	473
*	Nexxen International Ltd.	48,510	473
	Visteon Corp.	4,410	449
*	Stitch Fix Inc. Class A	140,551	446
	Columbia Sportswear Co.	7,320	420
	Graham Holdings Co. Class B	360	406
	Harley-Davidson Inc.	14,490	400
	Toll Brothers Inc.	2,783	399
	PROG Holdings Inc.	10,034	383
*	Peloton Interactive Inc. Class A	64,920	348
*	Strattec Security Corp.	4,698	330
	Monro Inc.	26,280	327
*	Holley Inc.	112,740	322
	PulteGroup Inc.	2,395	303
*	Gentherm Inc.	7,242	285
	Barnes & Noble Education Inc.	23,386	283
	Tractor Supply Co.	7,954	278
*	Dollar Tree Inc.	2,164	274
*	Planet Fitness Inc. Class A	5,280	272
*	Stride Inc.	2,820	245
	Gold.com Inc.	5,160	232
*	MGM Resorts International	5,390	223
*	MNTN Inc. Class A	16,860	222
	Dana Inc.	6,930	208
	Gentex Corp.	7,871	176
*	Dave & Buster's Entertainment Inc.	19,443	174
			166,963
Consumer Staples (6.9%)
	CVS Health Corp.	63,475	5,961
	Altria Group Inc.	72,669	4,976
	PepsiCo Inc.	21,556	3,025
	McKesson Corp.	2,924	2,589
	Albertsons Cos. Inc. Class A	194,688	2,404
	Conagra Brands Inc.	148,463	2,378
	Ingredion Inc.	19,549	2,023
*	Post Holdings Inc.	24,131	2,012
	JBS NV Class A	142,565	1,916
*	Pilgrim's Pride Corp.	58,492	1,835
	Kroger Co.	31,463	1,810
*	Darling Ingredients Inc.	27,122	1,797
	Mondelez International Inc. Class A	27,160	1,686
	Archer-Daniels-Midland Co.	20,000	1,626
	Ingles Markets Inc. Class A	19,862	1,625
*	Herbalife Ltd.	128,479	1,412
	Kraft Heinz Co.	53,855	1,382
	J M Smucker Co.	10,459	1,372
	Smithfield Foods Inc.	62,626	1,372
	Edgewell Personal Care Co.	46,635	1,339
	Weis Markets Inc.	18,331	1,302
	Spectrum Brands Holdings Inc.	14,866	1,283
	Dole plc	92,334	1,279
	Cencora Inc.	3,819	1,236
	Tyson Foods Inc. Class A	21,508	1,186
*	BellRing Brands Inc.	104,507	1,126
*	Simply Good Foods Co.	86,036	985
	Universal Corp.	21,160	963
	Seaboard Corp.	244	954
*	Seneca Foods Corp. Class A	4,537	900
	Bunge Global SA	7,615	885
*	United Natural Foods Inc.	18,709	821
	Del Monte Corp.	25,730	815
*	USANA Health Sciences Inc.	52,306	746
	ACCO Brands Corp.	171,764	735
	Keurig Dr Pepper Inc.	22,744	725
	Nu Skin Enterprises Inc. Class A	149,188	700

		Shares	Market Value ($000)
	Lamb Weston Holdings Inc.	11,330	618
	Energizer Holdings Inc.	26,640	580
	Constellation Brands Inc. Class A	4,289	560
	Andersons Inc.	8,511	552
	MGP Ingredients Inc.	31,526	524
*	Performance Food Group Co.	5,191	515
	McCormick & Co. Inc.	9,242	501
	Primo Brands Corp.	15,660	357
	Natural Grocers by Vitamin Cottage Inc. Class C	10,570	289
	Hormel Foods Corp.	7,074	155
			65,832
Energy (9.7%)
	EOG Resources Inc.	54,803	7,944
	Marathon Petroleum Corp.	16,033	5,985
	Chevron Corp.	26,455	5,453
	ConocoPhillips	40,485	5,364
	Valero Energy Corp.	13,357	4,794
	Phillips 66	15,663	3,862
	Kinder Morgan Inc.	116,851	3,767
	ExxonMobil Holdings Corp.	22,154	3,566
	SLB Ltd.	54,343	3,266
	Ovintiv Inc. (XNYS)	46,033	3,022
	Chord Energy Corp.	19,285	2,837
	Matador Resources Co.	45,052	2,614
	Diamondback Energy Inc.	12,669	2,540
	NOV Inc.	105,798	2,252
	Permian Resources Corp. Class A	94,680	2,205
*	Antero Resources Corp.	56,423	2,171
	APA Corp.	49,348	2,129
	Expand Energy Corp.	21,251	2,086
	Occidental Petroleum Corp.	32,279	1,943
*	CNX Resources Corp.	51,044	1,857
	HF Sinclair Corp.	16,787	1,706
	EQT Corp.	29,381	1,592
	Crescent Energy Co. Class A	110,279	1,510
	Range Resources Corp.	36,519	1,509
	Devon Energy Corp.	30,505	1,480
	World Kinect Corp.	37,894	1,355
*	Ring Energy Inc.	847,811	1,246
	Weatherford International plc	11,850	1,159
	SM Energy Co.	29,416	1,094
*	Oil States International Inc.	106,627	940
	Bristow Group Inc.	20,178	916
	SandRidge Energy Inc.	59,214	836
*	Gulfport Energy Corp.	4,602	826
	Granite Ridge Resources Inc.	162,130	816
	PBF Energy Inc. Class A	11,143	813
*	Green Plains Inc.	50,280	727
	Murphy Oil Corp.	19,915	725
	Riley Exploration Permian Inc.	18,237	712
*	First Solar Inc.	2,800	565
*	Transocean Ltd. (XNYS)	66,720	388
*	Helix Energy Solutions Group Inc.	33,460	345
*	Amplify Energy Corp.	68,520	337
*	Kosmos Energy Ltd.	111,320	318
	SunCoke Energy Inc.	27,132	280
	Ranger Energy Services Inc. Class A	15,400	257
*	BKV Corp.	9,480	229
			92,338
Financials (22.8%)
	US Bancorp	102,592	6,318
	Truist Financial Corp.	115,661	5,734
	Travelers Cos. Inc.	12,005	4,393
	PNC Financial Services Group Inc.	17,002	4,074
	KKR & Co. Inc.	36,355	3,989
	Chubb Ltd.	11,563	3,915
	Jackson Financial Inc. Class A	28,280	3,773
	Citigroup Inc. (XNYS)	26,293	3,461
	Wells Fargo & Co.	39,435	3,407

		Shares	Market Value ($000)
	Bank of New York Mellon Corp.	20,437	3,296
	MetLife Inc.	33,450	3,183
	Aflac Inc.	27,205	3,152
	American International Group Inc.	37,240	2,844
	Apollo Global Management Inc.	19,692	2,690
	Columbia Banking System Inc.	83,110	2,463
	Arthur J Gallagher & Co.	9,378	2,458
*	Berkshire Hathaway Inc. Class B	4,861	2,450
	Progressive Corp.	10,635	2,319
	Ally Financial Inc.	52,500	2,216
	Prudential Financial Inc.	18,824	2,214
	Bank of America Corp. (XNYS)	35,050	2,171
	FNB Corp.	116,539	2,124
	First Financial Bancorp	64,885	2,117
	Invesco Ltd.	63,566	2,084
	Valley National Bancorp	141,063	1,924
	Western Alliance Bancorp	24,378	1,905
	S&T Bancorp Inc.	38,256	1,893
	Jefferies Financial Group Inc.	35,403	1,864
	Franklin Templeton Inc.	54,195	1,851
	Bank OZK	36,750	1,804
	Axis Capital Holdings Ltd.	18,085	1,786
	Reinsurance Group of America Inc.	7,216	1,775
	RenaissanceRe Holdings Ltd.	5,331	1,747
	Old National Bancorp	67,119	1,717
	Everest Group Ltd.	4,535	1,699
	Associated Banc-Corp.	54,815	1,678
	Enterprise Financial Services Corp.	25,381	1,605
	Zions Bancorp NA	23,586	1,573
	Essent Group Ltd.	23,071	1,559
	SLM Corp.	58,676	1,524
	Simmons First National Corp. Class A	66,677	1,506
	WaFd Inc.	41,466	1,483
	Bread Financial Holdings Inc.	14,185	1,482
	Peoples Bancorp Inc.	37,047	1,459
	First American Financial Corp.	19,594	1,448
	XP Inc. Class A	79,091	1,442
	Regions Financial Corp.	46,288	1,383
	Hancock Whitney Corp.	18,430	1,373
	Amerant Bancorp Inc.	47,716	1,370
	JPMorgan Chase & Co. (XNYS)	3,711	1,321
	Radian Group Inc.	36,742	1,318
	First Busey Corp.	43,740	1,317
	Banc of California Inc.	69,910	1,302
	Prosperity Bancshares Inc.	18,125	1,297
	UMB Financial Corp.	9,146	1,295
	Lincoln National Corp.	30,238	1,288
*	LendingTree Inc.	45,288	1,270
	PennyMac Financial Services Inc.	17,250	1,261
	Enact Holdings Inc.	25,768	1,242
	WesBanco Inc.	30,586	1,224
	Beacon Financial Corp.	38,933	1,209
	Citizens Financial Group Inc.	17,537	1,208
	MGIC Investment Corp.	39,362	1,206
*	Arch Capital Group Ltd.	12,235	1,200
	Southstate Bank Corp.	11,357	1,191
	M&T Bank Corp.	5,084	1,189
	Navient Corp.	122,922	1,169
	Dime Community Bancshares Inc.	28,449	1,149
	Northwest Bancshares Inc.	74,197	1,134
	OceanFirst Financial Corp.	58,881	1,109
	First Commonwealth Financial Corp.	53,462	1,107
	Charles Schwab Corp.	10,035	1,102
	Capitol Federal Financial Inc.	127,688	1,099
	Renasant Corp.	26,808	1,097
	Hope Bancorp Inc.	78,967	1,089
	Pinnacle Financial Partners Inc.	10,827	1,082
*	Customers Bancorp Inc.	13,826	1,081
	United Bankshares Inc.	22,356	1,054
*	Genworth Financial Inc.	105,901	1,053

		Shares	Market Value ($000)
	Fulton Financial Corp.	44,270	1,039
	Provident Financial Services Inc.	43,918	1,028
*	PRA Group Inc.	54,294	1,022
	Cathay General Bancorp	16,436	1,006
	ConnectOne Bancorp Inc.	31,177	980
	Intercontinental Exchange Inc.	6,094	979
	Assured Guaranty Ltd.	13,080	977
	Home BancShares Inc.	32,991	972
	Financial Institutions Inc.	23,452	950
	Orrstown Financial Services Inc.	22,725	948
	Virtus Investment Partners Inc.	5,696	943
*	Oportun Financial Corp.	127,634	938
	Brown & Brown Inc.	12,677	915
	Globe Life Inc.	5,251	907
	Trustmark Corp.	19,645	902
	Unum Group	9,580	893
	Kearny Financial Corp.	90,360	892
	Byline Bancorp Inc.	23,362	886
*	Encore Capital Group Inc.	9,124	885
	Metropolitan Bank Holding Corp.	9,495	862
	Voya Financial Inc.	8,132	824
	Eastern Bankshares Inc.	37,161	816
	Old Republic International Corp.	18,963	791
*	Heritage Insurance Holdings Inc.	23,447	788
	Peapack-Gladstone Financial Corp.	17,638	787
	Independent Bank Corp. (XNGS)	9,592	779
	Wintrust Financial Corp.	5,171	777
	Origin Bancorp Inc.	14,348	762
	Atlantic Union Bankshares Corp.	18,657	752
*	Happen Inc.	42,314	744
	First Merchants Corp.	17,890	742
	Old Second Bancorp Inc.	29,529	741
	Washington Trust Bancorp Inc.	18,942	741
	Marsh & McLennan Cos. Inc.	3,665	696
	Equity Bancshares Inc. Class A	13,600	671
	NB Bancorp Inc.	29,966	669
	Pelagos Insurance Capital Ltd.	27,135	662
*	NMI Holdings Inc.	14,834	658
	Carlyle Group Inc.	13,310	644
	Principal Financial Group Inc.	5,834	643
	Hanmi Financial Corp.	20,615	639
	Heritage Financial Corp.	22,118	632
	OneMain Holdings Inc.	10,007	625
	Preferred Bank	6,027	617
*	Firstsun Capital Bancorp	15,300	612
	Live Oak Bancshares Inc.	15,377	606
	Eagle Bancorp Inc.	22,156	605
	Univest Financial Corp.	14,496	602
	Business First Bancshares Inc.	18,877	586
	Hanover Insurance Group Inc.	2,573	582
	Kemper Corp.	20,550	579
	Southside Bancshares Inc.	18,066	570
	Affiliated Managers Group Inc.	1,539	567
	National Bank Holdings Corp. Class A	13,645	563
	Banner Corp.	7,922	556
*	Third Coast Bancshares Inc.	12,413	554
	F&G Annuities & Life Inc.	23,196	552
*	NU Holdings Ltd. Class A	37,800	550
	Bladex Inc.	10,039	541
	Popular Inc.	3,137	528
	WSFS Financial Corp.	6,532	506
	Burke & Herbert Financial Services Corp.	6,948	495
	OFG Bancorp	9,448	492
	Northeast Bank	3,875	489
	Mid Penn Bancorp Inc.	13,350	486
	Morgan Stanley	2,275	485
	Farmers National Banc Corp.	30,500	476
	Midland States Bancorp Inc.	14,462	474
	Federal Agricultural Mortgage Corp. Class C	2,136	470
*	SiriusPoint Ltd.	19,410	469

		Shares	Market Value ($000)
	Hartford Insurance Group Inc.	3,308	454
	Northrim BanCorp Inc.	17,421	445
	Commerce Bancshares Inc.	7,655	442
	First Financial Corp.	5,631	441
	Camden National Corp.	7,777	439
	Tompkins Financial Corp.	4,441	431
	Independent Bank Corp.	11,742	428
	NewtekOne Inc.	36,041	425
	CNB Financial Corp.	12,524	424
	United Community Banks Inc.	11,827	412
	Walker & Dunlop Inc.	10,175	412
	California BanCorp	19,030	405
	Allstate Corp.	1,516	391
	First Citizens BancShares Inc. Class A	180	390
	Hamilton Insurance Group Ltd. Class B	11,056	389
	Fidelity National Financial Inc.	8,353	388
	Flagstar Bank NA	29,145	388
	Stifel Financial Corp.	4,730	382
	Horizon Bancorp Inc.	19,580	380
	Cullen / Frost Bankers Inc.	2,349	378
	Ameris Bancorp	4,331	365
	East West Bancorp Inc.	2,773	352
	First Horizon Corp.	14,153	344
*	Coastal Financial Corp.	7,260	342
	NBT Bancorp Inc.	6,625	341
	QCR Holdings Inc.	3,361	334
	State Street Corp.	1,600	306
	Community Trust Bancorp Inc.	3,820	291
	Towne Bank	7,816	289
	First Mid Bancshares Inc.	5,535	275
	Glacier Bancorp Inc.	5,940	275
	Community West Bancshares	10,620	275
	White Mountains Insurance Group Ltd.	124	261
*	Onity Group Inc.	7,410	254
	RBB Bancorp	9,420	244
	Southern Missouri Bancorp Inc.	3,129	230
	Blackrock Inc.	192	222
	First Bancorp / Southern Pines NC	3,377	214
	Colony Bankcorp Inc.	10,140	214
	Slide Insurance Holdings Inc.	8,880	206
	Shore Bancshares Inc.	8,897	204
	Great Southern Bancorp Inc.	2,539	199
*	Octave Specialty Group Inc.	44,460	194
	Central Pacific Financial Corp.	4,959	185
*	Axos Financial Inc.	1,866	181
			218,318
Health Care (12.9%)
	Bristol-Myers Squibb Co.	122,977	8,216
	Pfizer Inc.	256,304	7,294
	Cigna Group	24,655	6,807
	Regeneron Pharmaceuticals Inc.	7,247	5,791
	Elevance Health Inc. (XNYS)	14,426	5,663
	Medtronic plc	57,783	5,238
	HCA Healthcare Inc.	12,176	5,046
	Merck & Co. Inc.	31,660	4,678
	Abbott Laboratories	41,353	4,564
*	Boston Scientific Corp.	91,846	4,436
	Becton Dickinson & Co.	18,654	3,509
	AbbVie Inc.	12,982	3,329
	UnitedHealth Group Inc.	7,911	3,081
	Gilead Sciences Inc.	20,072	2,937
	Viatris Inc.	150,960	2,492
	Amgen Inc.	5,293	2,275
*	Avantor Inc.	145,932	2,122
*	Biogen Inc.	9,741	2,110
	Perrigo Co. plc	126,427	1,851
*	Centene Corp.	28,225	1,816
	Universal Health Services Inc. Class B	10,371	1,767
*	DaVita Inc.	9,818	1,728

		Shares	Market Value ($000)
*	Sarepta Therapeutics Inc.	80,397	1,691
*	Jazz Pharmaceuticals plc	6,366	1,596
	Zimmer Biomet Holdings Inc.	15,020	1,503
	Embecta Corp.	278,691	1,433
	Zoetis Inc.	18,179	1,402
*	BioMarin Pharmaceutical Inc.	20,990	1,369
	Danaher Corp.	6,376	1,362
	DENTSPLY SIRONA Inc.	120,905	1,351
*	AdaptHealth Corp.	241,351	1,349
*	Integra LifeSciences Holdings Corp.	76,361	1,292
*	Amphastar Pharmaceuticals Inc.	52,369	1,180
*	Ironwood Pharmaceuticals Inc.	277,720	1,180
	QIAGEN NV	26,158	1,132
*	Pacira BioSciences Inc.	42,794	1,108
*	Incyte Corp.	8,700	1,072
*	Envista Holdings Corp.	39,025	1,059
*	Enovis Corp.	42,364	1,042
*	Henry Schein Inc.	11,594	1,041
	CONMED Corp.	20,212	1,008
*	AMN Healthcare Services Inc.	27,535	944
*	Phreesia Inc.	74,746	913
*	Evolent Health Inc. Class A	193,814	872
*	Tenet Healthcare Corp.	3,250	864
*	Harmony Biosciences Holdings Inc.	18,239	718
	Johnson & Johnson	2,697	717
*	Solventum Corp.	7,831	713
*	Align Technology Inc.	4,336	693
*	Inspire Medical Systems Inc.	9,750	614
*	Collegium Pharmaceutical Inc.	24,382	600
*	Myriad Genetics Inc.	164,796	531
*	Accendra Health Inc.	426,785	516
*	Cooper Cos. Inc.	7,148	501
*	Innoviva Inc.	21,696	451
*	Elanco Animal Health Inc. (XNYS)	18,420	441
	GE HealthCare Technologies Inc.	5,326	379
*	Omnicell Inc.	10,764	378
	Teleflex Inc.	1,929	274
	Humana Inc.	708	271
*	Orthofix Medical Inc.	25,943	244
*	ANI Pharmaceuticals Inc.	3,180	233
*	Exelixis Inc.	3,376	184
*	Teladoc Health Inc.	27,120	172
*	Organogenesis Holdings Inc.	79,308	136
			123,279
Industrials (10.9%)
	Accenture plc Class A	36,004	6,832
	FedEx Corp.	17,051	5,583
	Capital One Financial Corp.	21,513	4,615
	CRH plc	34,108	3,216
	PACCAR Inc.	22,576	2,802
	ManpowerGroup Inc.	38,029	2,394
	AGCO Corp.	19,955	2,361
	ADT Inc.	316,776	2,341
	Graphic Packaging Holding Co.	207,135	2,320
*	Mohawk Industries Inc.	18,016	2,311
	Genpact Ltd.	57,455	2,182
	ICF International Inc.	22,832	2,034
*	Builders FirstSource Inc.	29,419	1,953
	Smurfit Westrock plc	40,228	1,887
*	Everforth Inc.	56,430	1,829
	Kelly Services Inc. Class A	103,695	1,784
	Maximus Inc.	29,969	1,731
	Sensata Technologies Holding plc	41,760	1,713
	Owens Corning	11,675	1,613
	Dow Inc.	50,959	1,555
*	Janus International Group Inc.	301,656	1,496
	Deluxe Corp.	61,583	1,423
	Fortune Brands Innovations Inc.	31,041	1,376
	CNH Industrial NV	112,212	1,327

		Shares	Market Value ($000)
	Costamare Inc.	84,992	1,299
	Vontier Corp.	39,203	1,263
	Honeywell International Inc.	5,768	1,232
	Synchrony Financial	15,895	1,225
*	Paylocity Holding Corp.	7,268	1,164
	Columbus McKinnon Corp.	65,760	1,161
*	Repay Holdings Corp.	316,509	1,136
*	GXO Logistics Inc.	23,580	1,125
	Stanley Black & Decker Inc.	11,545	1,113
	Navigator Holdings Ltd.	49,316	1,090
	United Parcel Service Inc. Class B (XNYS)	10,210	1,064
*	O-I Glass Inc.	145,859	1,060
	Global Payments Inc. (XNYS)	11,633	1,059
	Greenbrier Cos. Inc.	23,381	1,054
	PayPal Holdings Inc. (XNGS)	19,928	1,050
	Quanex Building Products Corp.	54,255	1,043
*	Amentum Holdings Inc.	49,465	989
	GATX Corp.	5,631	985
	General Dynamics Corp.	2,565	953
	Fidelity National Information Services Inc.	22,687	925
*	Block Inc. (XNYS)	11,113	911
	Textron Inc.	11,300	910
	Teekay Tankers Ltd. Class A	9,996	896
*	Fiserv Inc.	16,730	892
	Ardmore Shipping Corp.	46,846	815
*	Legalzoom.com Inc.	130,435	813
*	Verra Mobility Corp.	182,382	808
	Dorian LPG Ltd.	15,628	782
	Scorpio Tankers Inc.	9,834	776
	Regal Rexnord Corp.	4,709	746
*	WEX Inc.	3,850	734
*	Manitowoc Co. Inc.	37,516	729
*	Zebra Technologies Corp. Class A	2,061	729
	Oshkosh Corp.	4,632	714
*	BlueLinx Holdings Inc.	8,724	695
	Pangaea Logistics Solutions Ltd.	84,883	689
	Pitney Bowes Inc.	39,420	675
*	Titan International Inc.	90,291	649
	PagSeguro Digital Ltd. Class A	70,020	632
	JBT Marel Corp.	5,321	622
	StoneCo. Ltd. Class A	63,750	618
	Safe Bulkers Inc.	70,000	604
*	BrightView Holdings Inc.	52,017	578
*	IBEX Holdings Ltd.	14,905	573
*	Gibraltar Industries Inc.	12,420	559
*	Kirby Corp.	3,480	494
	Apogee Enterprises Inc.	12,388	484
*	BILL Holdings Inc.	9,549	470
	Ryder System Inc.	1,620	396
	Ardagh Metal Packaging SA	76,502	389
	L3Harris Technologies Inc.	1,200	320
*	Euronet Worldwide Inc.	4,560	317
	Hyster-Yale Inc.	8,135	275
	Northrop Grumman Corp.	490	264
	PPG Industries Inc.	2,295	257
	ABM Industries Inc.	5,230	244
*	Titan Machinery Inc.	11,653	240
	Booz Allen Hamilton Holding Corp.	2,870	217
*	AerSale Corp.	39,340	216
	Astec Industries Inc.	5,040	214
	Crown Holdings Inc.	1,729	201
*	Conduent Inc.	113,960	196
			104,011
Real Estate (0.2%)
*	Forestar Group Inc.	29,721	840
*	Cushman & Wakefield Ltd.	52,389	707
	Newmark Group Inc. Class A	23,980	365
*	Zillow Group Inc. Class C	9,675	338
			2,250

		Shares	Market Value ($000)
Technology (11.3%)
	Salesforce Inc.	35,548	9,155
	Intuit Inc.	17,829	6,406
*	Adobe Inc.	14,792	4,331
	QUALCOMM Inc.	24,001	4,092
	Meta Platforms Inc. Class A	5,303	3,035
	Cognizant Technology Solutions Corp. Class A	42,927	2,772
*	Docusign Inc.	37,097	2,458
*	DXC Technology Co.	209,508	2,367
	Oracle Corp.	15,844	2,363
	HP Inc.	78,176	2,347
*	Kyndryl Holdings Inc.	173,878	2,339
*	Arrow Electronics Inc.	11,415	2,333
*	PagerDuty Inc.	160,296	2,267
	International Business Machines Corp.	9,658	2,259
*	ZoomInfo Technologies Inc.	531,171	2,252
*	Sprout Social Inc. Class A	197,629	2,249
	Avnet Inc.	24,309	2,177
*	Pinterest Inc. Class A	89,705	1,947
	Amdocs Ltd.	30,877	1,947
	KBR Inc.	51,024	1,913
	Match Group Inc.	45,165	1,836
*	Dropbox Inc. Class A	51,575	1,815
*	Blackbaud Inc.	36,806	1,769
*	Progress Software Corp.	37,349	1,728
	Ingram Micro Holding Corp.	58,056	1,635
*	Sprinklr Inc. Class A	186,723	1,533
*	HubSpot Inc.	5,732	1,498
*	Yext Inc.	217,525	1,473
*	Rapid7 Inc.	104,275	1,403
*	EPAM Systems Inc.	11,720	1,381
	RingCentral Inc. Class A	19,521	1,359
*	Bumble Inc. Class A	485,696	1,331
	OneSpan Inc.	80,311	1,327
*	Maplebear Inc.	26,043	1,316
*	Five9 Inc.	36,954	1,277
	Hewlett Packard Enterprise Co.	24,151	1,262
	Pegasystems Inc.	32,860	1,210
*	N-able Inc.	300,742	1,197
*	Cerence Inc.	137,915	1,164
*	NetScout Systems Inc.	29,949	1,163
*	Angi Inc.	244,256	1,136
*	ScanSource Inc.	18,775	1,072
*	Commerce.com Inc.	418,829	1,009
	TD SYNNEX Corp.	3,947	998
*	Sandisk Corp.	540	846
*	Insight Enterprises Inc.	5,310	834
*	People Inc.	21,480	822
*	GoDaddy Inc. Class A	8,386	821
	Shutterstock Inc.	147,151	815
*	Yelp Inc.	35,760	799
*	Taboola.com Ltd.	195,190	728
*	Consensus Cloud Solutions Inc.	17,616	674
	Methode Electronics Inc.	34,103	622
*	NerdWallet Inc. Class A	62,522	618
	Gen Digital Inc. (XNGS)	19,350	600
	SS&C Technologies Holdings Inc.	6,948	576
	Universal Display Corp.	6,860	570
	Leidos Holdings Inc.	4,000	561
*	Teradata Corp.	16,060	466
	Roper Technologies Inc.	1,032	438
	Immersion Corp.	52,430	397
*	Parsons Corp.	7,560	368
*	Photronics Inc.	12,530	353
*	Gartner Inc.	1,750	347
*	BlackLine Inc.	9,306	309
*	Grid Dynamics Holdings Inc.	35,070	280
*	Zoom Communications Inc.	2,442	236
*	CCC Intelligent Solutions Holdings Inc.	31,656	236
*	Cirrus Logic Inc.	1,970	216

		Shares	Market Value ($000)
	CDW Corp.	1,330	202
*	Diebold Nixdorf Inc.	2,919	198
			107,833
Telecommunications (3.7%)
	AT&T Inc.	289,967	7,507
	Verizon Communications Inc.	146,611	7,334
	Comcast Corp. Class A	270,151	7,191
	T-Mobile US Inc.	25,163	4,540
*	Liberty Capital Corp. Class C	78,750	2,050
*	Liberty Global Ltd. Class C	116,838	1,226
*	Xperi Inc.	185,886	1,104
*	Cable One Inc.	37,683	1,032
*	8x8 Inc.	426,638	802
*	Aviat Networks Inc.	39,766	793
*	Gogo Inc.	246,726	622
*	Vistance Networks Inc.	73,090	461
*	Liberty Global Ltd. Class A	34,157	367
*	NETGEAR Inc.	13,160	279
*	Ribbon Communications Inc.	127,184	253
*	Liberty Latin America Ltd. Class C	22,260	190
			35,751
Utilities (0.0%)
*	Sunrun Inc.	35,650	305
Total Common Stocks (Cost $804,414)			954,394
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[1]	Vanguard Market Liquidity Fund, 3.731% (Cost $1,665)	16,653	1,665
Total Investments (99.9%) (Cost $806,079)			956,059
Other Assets and Liabilities—Net (0.1%)			1,349
Net Assets (100%)			957,408
Cost is in $000.

*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2026	16	2,367	(51)
Micro E-mini S&P 500 Index	September 2026	17	654	(2)
				(53)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2026, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.